Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Goodwill written off	$ 631	$ 613	$ 624
Retained earnings.
Disclosure of reserves within equity [line items]
Number of shares deducted from retained earnings	(476,504)	(276,303)	(49,105)
Amount of shares deducted from retained earnings	$ (22)	$ (19)	$ (4)